SIGNIFICANT ACCOUNTING POLICIES - Schedule of revenues by customer category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Revenues	$ 1,993,044	$ 1,760,650	$ 1,561,665
wix:SelfCreators [Member]
Significant Accounting Policies [Line Items]
Revenues	1,242,769	1,150,581	1,093,144
Partners [Member]
Significant Accounting Policies [Line Items]
Revenues	$ 750,275	$ 610,069	$ 468,521